Earnings Per Share (Tables)	12 Months Ended
Sep. 30, 2015
Earnings Per Share [Abstract]
Earnings per share computations

	Years Ended September 30
	2015	2014	2013
Common shares:

Weighted average common shares
outstanding during the period -
shares used for basic earnings
per common share	9,756	9,629	9,523

Common shares issuable under share
based payment plans which are
potentially dilutive	71	81	82

Common shares used for diluted
earnings per common share	9,827	9,710	9,605

Income from continuing operations	$6,093	5,184	8,614
Discontinued operations	2,179	4,835	6,771
Net income	$8,272	10,019	15,385

Basic earnings per common share:
Income from continuing operations	$.62	.54	.90
Discontinued operations	.23	.50	.72
Net income	$.85	1.04	1.62

Diluted earnings per common share
Income from continuing operations	$.62	.53	.90
Discontinued operations	.22	.50	.70
Net income	$.84	1.03	1.60